UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 58.7%
	Diversified — 5.0%
74	Duke Realty Corp.	1,242
18	Liberty Property Trust	662
19	Vornado Realty Trust	1,839

		3,743

	Health Care — 7.1%
52	HCP, Inc.	2,015
30	Health Care REIT, Inc.	1,795
25	Ventas, Inc.	1,500

		5,310

	Hotels — 4.7%
85	Host Hotels & Resorts, Inc.	1,712
12	LaSalle Hotel Properties	390
27	RLJ Lodging Trust	729
47	Sunstone Hotel Investors, Inc.	652

		3,483

	Industrial — 3.6%
65	Prologis, Inc.	2,653

	Multifamily — 10.3%
51	Apartment Investment & Management Co., Class A	1,544
19	AvalonBay Communities, Inc.	2,559
5	BRE Properties, Inc.	339
32	Equity Residential	1,827
3	Essex Property Trust, Inc.	444
37	UDR, Inc.	959

		7,672

	Office — 7.1%
15	Alexandria Real Estate Equities, Inc.	1,097
42	BioMed Realty Trust, Inc.	853
14	Boston Properties, Inc.	1,560
15	Douglas Emmett, Inc.	402
6	Kilroy Realty Corp.	380
14	Mack-Cali Realty Corp.	286
7	SL Green Realty Corp.	676

		5,254

	Regional Malls — 11.3%
62	General Growth Properties, Inc.	1,374
27	Macerich Co. (The)	1,661
26	Simon Property Group, Inc.	4,281
15	Taubman Centers, Inc.	1,083

		8,399

	Shopping Centers — 5.0%
20	Brixmor Property Group, Inc.	422
53	DDR Corp.	872
1	Federal Realty Investment Trust	138
52	Kimco Realty Corp.	1,134
13	Regency Centers Corp.	661
18	Weingarten Realty Investors	530

		3,757

	Storage — 4.6%
39	CubeSmart	674
9	Extra Space Storage, Inc.	453
13	Public Storage	2,270

		3,397

	Total Common Stocks
	(Cost $39,278)	43,668

PRINCIPAL AMOUNT($)
Corporate Bonds — 12.4%
	Health Care — 7.3%
	HCP, Inc.,
500	Series E, 6.000%, 06/15/14	505
900	6.000%, 03/01/15	943
250	6.300%, 09/15/16	281
	Health Care REIT, Inc.,
175	3.625%, 03/15/16	184
1,888	5.875%, 05/15/15	1,994
458	6.200%, 06/01/16	507
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	395
580	Senior Housing Properties Trust, 4.300%, 01/15/16	603

		5,412

	Industrial — 1.8%
	ProLogis LP,
78	4.500%, 08/15/17	84
1,100	5.625%, 11/15/16	1,213
60	6.625%, 05/15/18	70

		1,367

	Office — 2.9%
275	Brandywine Operating Partnership LP, 5.700%, 05/01/17	304
100	CommonWealth REIT, 6.250%, 08/15/16	106
900	Kilroy Realty LP, 5.000%, 11/03/15	957

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office — Continued
700	Reckson Operating Partnership LP, 6.000%, 03/31/16	759

		2,126

	Shopping Centers — 0.4%
200	DDR Corp., 7.500%, 04/01/17	232
70	Equity One, Inc., 6.000%, 09/15/16	77

		309

	Total Corporate Bonds
	(Cost $9,078)	9,214

SHARES
Preferred Stocks ($25 par value) — 22.3%
	Apartments — 0.4%
12	Campus Crest Communities, Inc., Series A, 8.000%, 02/09/17 @	301

	Diversified — 2.6%
12	Cousins Properties, Inc., Series B, 7.500%, 04/14/14 @	309
3	Duke Realty Corp., Series L, 6.600%, 05/01/14 @	62
6	PS Business Parks, Inc., Series S, 6.450%, 01/18/17 @	155
2	PS Business Parks, Inc., Series T, 6.000%, 05/14/17 @	48
11	Retail Properties of America, Inc., Series A, 7.000%, 12/20/17 @	272
40	Vornado Realty LP, 7.875%, 10/01/39	1,019
2	Vornado Realty Trust, Series G, 6.625%, 05/01/14 @	61
2	Vornado Realty Trust, Series K, 5.700%, 07/18/17 @	39

		1,965

	Hotels — 2.3%
12	Ashford Hospitality Trust, Inc., Series D, 8.450%, 05/01/14 @	293
31	Strategic Hotels & Resorts, Inc., Series B, 8.250%, 05/01/14 @	776
24	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	609

		1,678

	Industrial — 0.8%
16	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	429
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	174

		603

SHARES	SECURITY DESCRIPTION	VALUE($)
	Multifamily — 0.1%
2	Equity Lifestyle Properties, Inc., Series C, 6.750%, 09/07/17 @	56

	Office — 3.7%
2	Alexandria Real Estate Equities, Inc., Series E, 6.450%, 03/15/17 @	41
17	American Realty Capital Properties, Inc., Series F, 6.700%, 01/03/19 @	387
15	Boston Properties, Inc., 5.250%, 03/27/18 @	324
10	Brandywine Realty Trust, Series E, 6.900%, 04/11/17 @	239
11	CommonWealth REIT, 7.500%, 11/15/19	232
34	Corporate Office Properties Trust, Series L, 7.375%, 06/27/17 @	870
20	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 @	519
5	SL Green Realty Corp., Series I, 6.500%, 08/10/17 @	121

		2,733

	Regional Malls — 8.5%
50	CBL & Associates Properties, Inc., Series D, 7.375%, 05/01/14 @	1,257
10	CBL & Associates Properties, Inc., Series E, 6.625%, 10/05/17 @	237
59	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	1,376
8	Glimcher Realty Trust, 6.875%, 03/27/18 @	188
26	Glimcher Realty Trust, Series G, 8.125%, 05/01/14 @	656
23	Glimcher Realty Trust, Series H, 7.500%, 08/10/17 @	589
25	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	591
63	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 @	1,439

		6,333

	Shopping Centers — 2.9%
8	DDR Corp., Series H, 7.375%, 05/01/14 @	213
7	DDR Corp., Series J, 6.500%, 08/01/17 @	164
3	DDR Corp., Series K, 6.250%, 04/09/18 @	59
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16 @	441

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Shopping Centers — Continued
14	Kite Realty Group Trust, Series A, 8.250%, 12/07/15 @	360
14	Regency Centers Corp., Series 6, 6.625%, 02/16/17 @	331
13	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	310
12	Weingarten Realty Investors, Series F, 6.500%, 05/01/14 @	297

		2,175

	Storage — 1.0%
16	CubeSmart, Series A, 7.750%, 11/02/16 @	404
8	Public Storage, Series Q, 6.500%, 04/14/16 @	205
4	Public Storage, Series R, 6.350%, 07/26/16 @	105

		714

	Total Preferred Stocks (Cost $16,483)	16,558

Short-Term Investment — 8.3%
	Investment Company — 8.3%
6,172	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)
	(Cost $6,172)	6,172

	Total Investments — 101.7% (Cost $71,011)	75,612
	Liabilities in Excess of Other Assets — (1.7)%	(1,239)

	NET ASSETS — 100.0%	$74,373

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security currently in effect as of March 31, 2014.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,880
Aggregate gross unrealized depreciation	(279)
Net unrealized appreciation/depreciation	$4,601

Federal income tax cost of investments	$71,011

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$43,668	$—	$—	$43,668
Corporate Bonds	—	9,214	—	9,214
Preferred Stocks	16,558	—	—	16,558
Short-Term Investment
Investment Company	6,172	—	—	6,172

Total Investments in Securities	$66,398	$9,214	$—	$75,612

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
May 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer
May 28, 2014